Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 98	$ 110	$ 116
Equity-settled share-based payments cost	26	19	28
Share of losses of associates	8	14	3
Americas [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	30	41	44
Equity-settled share-based payments cost	8	7	9
Share of losses of associates	7	14	9
EMEAA [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	18	21	25
Equity-settled share-based payments cost	4	3	4
Share of losses of associates	1		(6)
Greater China [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	6	6	5
Equity-settled share-based payments cost	3	2	2
Central [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	44	42	42
Equity-settled share-based payments cost	$ 11	$ 7	$ 13